                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated average burden
                                                      hours per form....... 22.6
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: 12/31/2008

          Check here if Amendment|_|: Amendment Number: ____________

               This Amendment (Check only one): |_| is a restatement
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601

Form 13F File Number 28-4651

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Angela Newhouse
Title: Investment Information Manager
Phone: 312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
--------------------------
(Signature)

Chicago, Illinois
(City, State)

February 10, 2009
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Manager:                0
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total: $2,429,850 (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers: NONE

                               13F HOLDINGS REPORT
                                   12/31/2008

                                                                                                                 COLUMN 8
         COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6        COLUMN 7      VOTING AUTHORITY

                            TITLE OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER
      NAME OF ISSUER          CLASS     CUSIP    (X $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP       COM       369550108  1,920,464  33,347,187   SH           Sole               33,347,187
LABORATORY CORP AMER HLDGS  COM NEW   50540R409    357,441   5,549,473   SH           Sole                5,549,473
MEDIS TECHNOLOGIES LTD      COM       58500P107      1,067   2,370,285   SH           Sole                2,370,285
MOODYS CORP                 COM       615369105    150,877   7,510,074   SH           Sole                7,510,074
Total                                            2,429,850  48,777,019                                   48,777,019